Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Right-of-use assets
Right-of-use assets: leasehold properties

	2022	2021
	£’000	£’000
Balance at January, 1	22,593	23,093
Additions	2,575	31
Remeasurements	1,710	970
Depreciation charge for the year	(1,827)	(1,501)
Effect of foreign currency translation	122	—
Balance at December, 31	25,173	22,593

Maturity analysis-contractual undiscounted cash flows
Maturity analysis – contractual undiscounted cash flows

	2022	2021
	£’000	£’000
Less than one year	3,504	2,929
One to five years	11,639	10,289
More than five years	33,890	30,126
Total undiscounted lease liabilities	49,033	43,344

Leases amounts recognized in financial statements
Lease liabilities included in the Consolidated Statements of Financial Position

	2022	2021
	£’000	£’000
Current	1,555	1,255
Non-current	28,248	25,355
Total lease liabilities	29,803	26,610

	2022	2021	2020
Amounts recognized for lease liabilities in the Consolidated Statements of Loss	£’000	£’000	£’000
Interest on lease liabilities	1,796	1,732	2,401

Amounts recognized in the Consolidated Statement of Cash Flows	2022	2021	2020
	£’000	£’000	£’000
Total cash outflow for leases	3,208	3,159	4,426